SEGMENTAL INFORMATION - Geographical Segment Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographical segment data:
Vessels and equipment, net	$ 1,501,170,000	$ 1,281,591,000
Brazil
Geographical segment data:
Revenues	99,976,000	85,899,000	92,952,000
Vessels and equipment, net	392,132,000	413,967,000
United Arab Emirates
Geographical segment data:
Revenues	48,392,000	48,029,000	48,328,000
Vessels and equipment, net	133,082,000	142,757,000
Indonesia
Geographical segment data:
Revenues	66,345,000	65,478,000	41,902,000
Vessels and equipment, net	219,610,000	233,734,000
KUWAIT
Geographical segment data:
Revenues	43,220,000	0	0
Vessels and equipment, net	$ 281,946,000	$ 0